Liquidity and Going Concern (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Liquidation Basis Of Accounting And Going Concern [Abstract]
Cash and cash equivalents	$ 85,000		$ 85,000		$ 12,000	$ 12,000
Operating losses	152,594,000	$ 1,298,000	154,258,000	$ 3,914,000	4,690,000	3,261,000
Cash flows from operations			2,262,000	$ 3,484,000	4,891,000	1,677,000
Accumulated deficit	$ (269,642,000)		$ (269,642,000)		$ (115,384,000)	$ (110,694,000)